Common Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Share repurchases
The following table summarizes the number of Common and Series A Common Shares issued.

	Common Shares	Series A Common Shares	Common Treasury Shares
(Shares in millions)
Balance at December 31, 2015	126	7	24
Dividend reinvestment, incentive and compensation plans	—	—	(1)
Balance at December 31, 2016	126	7	23
Dividend reinvestment, incentive and compensation plans	—	—	(1)
Balance at December 31, 2017	126	7	22
Dividend reinvestment, incentive and compensation plans	—	—	(3)
Balance at December 31, 2018	126	7	19